Impairment for Non-financial Assets - Schedule of Recognized Impairment (Gains) Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Recognized Impairment (Gains) Losses [Line Items]
Total	$ 59,535
Digital Assets [Member]
Schedule of Recognized Impairment (Gains) Losses [Line Items]
Total	75,834
Reversal of impairment related to prepayment for digital assets [Member]
Schedule of Recognized Impairment (Gains) Losses [Line Items]
Total	(16,301)
Property and Equipment - Leasehold Improvements [Member]
Schedule of Recognized Impairment (Gains) Losses [Line Items]
Total	$ 2